Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

14	Financial assets designated and otherwise mandatorily measured at fair value through profit or loss

	2019				2018
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,344	35,808	38,152	2,349	30,217	32,566
– treasury and other eligible bills	630	31	661	641	29	670
– debt securities	1,714	4,838	6,552	1,708	4,839	6,547
– equity securities	—	30,939	30,939	—	25,349	25,349
Loans and advances to banks and customers	1	4,555	4,556	—	7,717	7,717
Other	—	919	919	—	828	828
At 31 Dec	2,345	41,282	43,627	2,349	38,762	41,111

Securities[1]
		2019				2018
		Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Hong Kong Government		4	—	4	4	—	4
Other governments		666	754	1,420	673	713	1,386
Asset-backed securities	2	—	363	363	—	399	399
Corporate debt and other securities		1,674	3,752	5,426	1,672	3,756	5,428
Equities		—	30,939	30,939	—	25,349	25,349
At 31 Dec		2,344	35,808	38,152	2,349	30,217	32,566

1	Included within these figures are debt securities issued by banks and other financial institutions of $366m (2018 re-presented: $676m), of which nil (2018: nil) are guaranteed by various governments.

2	Excludes asset-backed securities included under US Treasury and US Government agencies.